Note 10 - Income Taxes - Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ (3)	$ (2)
State	60	96
Total current income taxes	57	94
Deferred:
Federal	0	0
State	0	0
Total deferred income taxes	0	0
Total provision for income taxes	$ 57	$ 94